Income Taxes - Summary of Total Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ 1,010,098	$ (3,917,940)	$ 259,477
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	938,156	(3,966,322)	199,682
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ 71,942	$ 48,382	$ 59,795